SIGNIFICANT ACCOUNTING POLICIES (Schedule of gains (losses) reclassified from accumulated other comprehensive income (loss) to the statements of comprehensive loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Cost of revenues	$ 208,377	$ 156,131	$ 126,046
Research and development	243,058	211,445	190,321
Sales and marketing	480,977	405,983	345,273
General and administrative	141,134	94,801	82,520
Total gains (losses), net of tax benefit (taxes on income)	2,005	(8,706)	(7,194)
Derivative instruments [Member]
Significant Accounting Policies [Line Items]
Cost of revenues	(127)	590	509
Research and development	(1,507)	6,486	5,381
Sales and marketing	(251)	1,104	927
General and administrative	(393)	1,713	1,358
Total gains (losses), before tax benefit (taxes on income)	(2,278)	9,893	8,175
Tax benefit (taxes on income)	273	(1,187)	(981)
Total gains (losses), net of tax benefit (taxes on income)	$ (2,005)	$ 8,706	$ 7,194